Earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average number of shares
Ordinary shares in issue ('000)	2,670,029	2,266,261	2,168,721
Bonus element of the capitalization issue ('000)			86,749
Adjustment for weighting of ordinary shares in issue ('000)	(162,446)	(2,404)	(321,620)
Weighted average number of shares (’000)	2,507,583	2,263,857	1,933,850
(Loss)/profit attributable to owners of Sibanye-Stillwater (SA rand million)	R 62.1	R (2,499.6)	R (4,437.4)
Basic earnings per share (EPS) (cents)	R 0.02	R (1.1)	R (2.29)
Potential ordinary shares (000)	71,372
Diluted weighted average number of shares ('000)	2,578,955	2,263,857	1,933,850
Diluted basic EPS (cents)	R 0.02	R (1.10)	R (2.29)
Gain on disposal of property, plant and equipment, gross	R (76.6)	R (60.2)	R (40.7)
Gain on disposal of property, plant and equipment	(76.6)	(60.2)	(40.7)
Gains on disposals of property plant and equipment, net of tax	(57.9)	(47.9)	(29.3)
Impairments	86.0	3,041.4	4,411.0
Impairments, net of tax	66.6	2,530.9	4,242.8
Impairment recognised by equity accounted associate	21.0
Impairment by equity method associate, net of tax	21.0
Gain on acquisition	(1,103.0)
Gain on acquisition, net of tax	(1,103.0)
Re-measurement items, net of tax attributable to non-controlling interests	3.0
Headline earnings	R (1,008.2)	R (16.6)	R (223.9)
Headline EPS - cents	R (0.40)	R (0.01)	R (0.12)
Diluted headline EPS - cents	R (0.40)	R (0.01)	R (0.12)